Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative	$ 1,431,157	$ 1,195,661	$ 4,010,313	$ 4,329,565	$ 6,453,505	$ 8,852,021
Research and development	402,417	802,717	2,408,839	1,873,873	2,841,272	7,252,437
Depreciation and amortization	40,369	84,814	161,373	255,002	337,489	343,982
Total operating expenses	1,873,943	2,083,192	6,580,525	6,458,440	9,632,266	16,448,440
Loss from operations	(1,873,943)	(2,083,192)	(6,580,525)	(6,458,440)	(9,632,266)	(16,448,440)
Other income (expense)
Inducement expense, net						(1,848,235)
Change in fair value of warrant liabilities			858	20,722	24,370	94,396
Change in fair value of investment option liability			1,707	18,664	21,620	208,752
Change in fair value of derivative liability						727,000
Other (expense) income		(623)	2,565	39,386	20,000
Interest income (expense), net	274	(217)	144	444	219	3,708
Total other income (expense)	274	(840)	2,709	39,830	66,209	(814,379)
Net loss before income taxes	(1,873,669)	(2,084,032)	(6,577,816)	(6,418,610)	(9,566,057)	(17,262,819)
Income tax expense				(1,731)	(8,930)	(28,913)
Net loss	(1,873,669)	(2,084,032)	(6,577,816)	(6,420,341)	(9,574,987)	(17,291,732)
Less deemed dividend on inducement of warrants	1,513,449		1,513,449			19,041
Less deemed dividends attributable to accretion of embedded derivative at redemption value						147,988
Net loss attributable to shareholders	(3,387,118)	(2,084,032)	(8,091,265)	(6,420,341)	(9,574,987)	(17,458,761)
Other comprehensive loss
Foreign currency translation	(7,414)	31,497	13,572	34,751	(24,768)	(33,015)
Comprehensive loss	$ (3,394,532)	$ (2,052,535)	$ (8,077,693)	$ (6,385,590)	$ (9,599,755)	$ (17,491,776)
Net loss per share - basic	$ (10.81)	$ (43.10)	$ (35.74)	$ (170.67)	$ (228.48)	$ (1,455.62)
Net loss per share - diluted	$ (10.81)	$ (43.10)	$ (35.74)	$ (170.67)	$ (228.48)	$ (1,455.62)
Weighted average shares outstanding, basic	313,242	48,350	226,400	37,618	41,908	11,994
Weighted average shares outstanding, diluted	313,242	48,350	226,400	37,618	41,908	11,994